Income Taxes - Components of Income Tax Benefit (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 28, 2015	Mar. 29, 2014	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Provision for income taxes:
Current			$ (905)	$ 1,761	$ (452)
Deferred		$ (525)	(5,927)	(4,408)	(3,468)
Income tax benefit	$ (4,468)	$ (596)	$ (6,983)	$ (2,647)	$ (3,920)